Share Capital - Authorized and Issued Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
ATM program (Number of Shares)	4,225,000	5,654,338
ATM program (Net Proceeds)	$ 66,674	$ 67,896
Prospectus offering (Number of Shares)	0	5,000,000
Prospectus offering (Net Proceeds)	$ 0	$ 58,240
Number of Shares	4,225,000	10,654,338
Net Proceeds	$ 66,674	$ 126,136